SHARE CAPITAL	9 Months Ended
Sep. 30, 2019
SHARE CAPITAL
SHARE CAPITAL

13.          SHARE CAPITAL

Authorized

•	Unlimited number of Common Shares without par value
•	Unlimited number of preferred shares without par value, issuable in series

Issued

•	151,407,466 Common Shares (December 31, 2018 – 141,443,116)
•	Nil preferred shares (December 31, 2018 - Nil)

During the nine months ended September 30, 2019, the outstanding share capital increased by 9,964,350 Common Shares due to the following transactions:

•

The Company filed a prospectus supplement in connection with an at-the-market equity program (“ATM Program”) that it established with GMP Securities L.P. (the “Agent”) during Q1 2019. In connection with the ATM Program, the Company entered into an equity distribution agreement with the Agent. The ATM Program allows the Company to issue Common Shares from treasury having an aggregate gross sales price of up to $39 million to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the TSXV or on any other marketplace for the common shares in Canada. The ATM Program is effective until the earlier of April 13, 2021 or completion of the sale of the maximum amount of shares thereunder. Sales of Common Shares will be made through “at-the-market distributions” as defined in National Instrument 44-102 – Shelf Distributions on the TSXV or on any other existing marketplace for the common shares in Canada. The Common Shares will be distributed at the prevailing market prices at the time of the sale and, as a result, prices may vary among purchasers and during the period of distribution. During the nine months ended September 30, 2019, the Company issued an aggregate of 5,936,500 Common Shares for gross proceeds of $18,768,421 with an average price of $3.16.

•	Issued 2,129,707 shares with a value of $8,199,371 for the acquisition of Verdélite as described in Note 4.
•

A total of 1,543,143 stock options were exercised ranging in exercise price from $0.175 to $3.07 for gross proceeds of $1,555,532. A total of 355,000 restricted share units vested and were settled. A total of 1,898,143 Common Shares were issued.

Escrowed Common Shares

The 4,955,947 shares issued as part of the purchase price of Verdélite were subject to an Escrow Agreement. Under the agreement, 50% of the shares issued to the Vendors of Verdélite were to remain in escrow until May 1, 2019. During the nine months ended September 30, 2019, 4,955,947 Common Shares (December 31, 2018 – 4,955,947) were released from escrow (Note 4).

Share based payments

The Board of Directors has the discretion to determine to whom options will be granted, the number and exercise price of such options and the terms and time frames in which the options will vest and be exercisable. The exercise price of the options must be no less than the closing market price of the Common Shares on the day preceding the grant.

		Weighted Average
	Number of Options	Exercise Price
		$
Balance, December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance, December 31, 2018	9,894,211	2.31
Granted	6,475,500	3.83
Forfeited	(1,221,820)	3.79
Exercised	(1,543,143)	0.74
Balance, September 30, 2019	13,604,748	3.08

During the nine-month period ended September 30, 2019, the Company granted 6,475,500 stock options to employees and consultants. The stock options granted had exercise prices between $1.80 and $4.15, have expiry dates of five years and vest over three years. The weighted average fair value of the stock options granted was $3.83. The weighted average trading share price of the options exercised during the nine months ended September 30, 2019 was $2.13.

The fair values of the options granted during the nine-month periods ended September 30, 2019 and 2018 were determined on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	September 30	September 30
	2019	2018
Risk free interest rate	1.29% - 1.85%	1.73%-2.14%
Expected life of options (years)	2.78	3.00
Expected annualized volatility	95.99% - 105.68%	80%
Expected dividend yield	Nil	Nil
Weighted average Black-Scholes value of each option	$2.36	$2.28

Volatility was determined by using the historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

Incentive stock options outstanding and exercisable at September 30, 2019 are summarized as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	30,000	1.90	0.34	30,000	0.34
0.44 - 0.50	1,500,000	0.56	0.45	1,500,000	0.45
0.51 - 0.94	978,194	1.99	0.72	978,194	0.72
0.95 - 1.25	723,834	2.67	1.21	545,365	1.20
1.26 - 1.49	253,720	3.34	1.43	125,949	1.41
1.50 - 3.40	2,010,500	4.15	2.67	717,625	2.81
3.41 - 4.23	5,627,250	4.61	4.07	1,784,008	4.07
4.24 - 4.25	1,916,250	6.45	4.25	961,250	4.25
4.26 - 5.44	315,000	3.90	4.53	138,750	4.52
5.45 - 6.68	250,000	3.40	5.68	137,500	5.68
	13,604,748	4.00	3.08	6,918,641	2.46

The Company recorded share based compensation expense related to the stock options of $2,495,315 and $10,258,200 for the three and nine months ended September 30, 2019 (September 30, 2018 – $1,673,354 and $4,736,171). The expense has been charged to the condensed interim consolidated statements of loss and comprehensive loss.

Restricted share units

The Board of Directors has the discretion to determine to whom restricted share units (“RSUs”) will be granted, the number granted, and the terms and time frames in which the RSUs will vest and be settled.

		Weighted
		average
		fair value per
	Number of RSUs	unit at issue
		$
Balance, December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance, December 31, 2018	830,000	3.74
Granted	475,000	4.15
Settled	(355,000)	4.27
Forfeited	(5,000)	4.15
Balance, September 30, 2019	945,000	3.75

During the nine months ended September 30, 2019, the Company issued 475,000 RSUs to various employees and consultants, that vest over two years, on April 2, 2020 and April 2, 2021 and settle in Common Shares. The Company recorded share-based compensation expense related to the RSUs of $497,607 and $1,178,460 for the three and nine months ended September 30, 2019 (September 30, 2018 – $492,496 and $1,465,388) to the condensed interim consolidated statements of loss and comprehensive loss.